UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09455

        Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
	July 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.5% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 260	5.000%, 1/01/32	1/15 at 100.00	Baa3	$211,661
230	5.125%, 1/01/37	1/15 at 100.00	Baa3	185,090
45	New Jersey Economic Development Authority, General Motors Corporation, Series 1984,	No Opt. Call	B–	43,598
	5.350%, 4/01/09

535	Total Consumer Discretionary			440,349

	Consumer Staples – 3.4% (2.3% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,345	4.750%, 6/01/34	6/17 at 100.00	BBB	964,486
3,000	5.000%, 6/01/41	6/17 at 100.00	BBB	2,152,800

4,345	Total Consumer Staples			3,117,286

	Education and Civic Organizations – 17.8% (11.8% of Total Investments)
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	247,855
	Series 2004C, 5.500%, 7/01/23
325	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB+	307,011
	2007D, 5.250%, 7/01/37
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
1,115	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A–	1,081,662
985	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A–	944,595
60	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AA	62,068
	2004L, 5.125%, 7/01/21 – MBIA Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	Aa3	970,582
	2006A, 5.000%, 7/01/36 – AMBAC Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,	7/11 at 100.00	AA	1,043,130
	Series 2001G, 5.250%, 7/01/18 – MBIA Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,	1/14 at 100.00	AA	1,015,350
	Series 2004B, 5.000%, 7/01/21 – AMBAC Insured
1,085	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2001C,	7/11 at 101.00	A+	1,051,853
	5.000%, 7/01/31 – FGIC Insured
630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	A	648,749
	Series 2004A, 5.125%, 7/01/19 – FGIC Insured
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	A	298,071
	2002A, 5.000%, 7/01/17 – RAAI Insured
200	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University	7/11 at 100.00	AA	209,732
	Project, Series 2001A, 5.250%, 7/01/16 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University
	Project, Series 2001G:
3,820	4.875%, 7/01/21 – AMBAC Insured	7/11 at 100.00	AA	3,838,374
1,600	5.000%, 7/01/26 – AMBAC Insured	7/11 at 100.00	AA	1,599,936
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
	Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001:
2,000	5.250%, 9/01/21	9/11 at 100.00	BBB	1,936,480
500	5.250%, 9/01/31	9/11 at 100.00	BBB	460,165
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	476,915
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.500%, 12/01/31

16,340	Total Education and Civic Organizations			16,192,528

	Energy – 1.1% (0.7% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC	1/13 at 100.00	BBB	1,010,790
	Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

	Financials – 1.9% (1.3% of Total Investments)
850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	11/08 at 101.00	N/R	768,035
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	10/08 at 100.00	Ba1	251,125
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	707,625
	Project, Series 2002, 5.750%, 10/01/21

1,850	Total Financials			1,726,785

	Health Care – 22.9% (15.3% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	296,810
	2004A, 5.750%, 2/15/34
560	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	542,987
	Series 2008A, 5.000%, 7/01/27
865	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	811,612
	Medical Center, Series 2007, 5.000%, 7/01/37
890	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System	7/13 at 100.00	Baa1	831,554
	Obligated Group, Series 2003A, 5.375%, 7/01/33
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aaa	1,503,150
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	118,464
	Hospital, Series 2005A, 5.500%, 7/01/36
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	369,472
	Center, Series 2006B, 5.000%, 7/01/36
180	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	171,173
	Center, Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,513,335
	Obligated Group, Series 2001, 5.625%, 7/01/31
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
750	5.750%, 7/01/25	7/10 at 100.00	A2	756,173
3,000	5.750%, 7/01/31	7/10 at 100.00	A2	3,014,670
445	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB	400,420
	Care System, Series 2006A, 5.000%, 7/01/29
895	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	A	824,957
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	810,730
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
665	5.000%, 7/01/36	7/16 at 100.00	A3	622,753
615	5.000%, 7/01/46	7/16 at 100.00	A3	560,234
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	7/14 at 100.00	A	820,918
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured
1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	7/10 at 100.00	Baa2	1,123,287
	Hospital, Series 2000A, 6.875%, 7/01/20
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Burdette	7/09 at 101.00	A2	2,504,150
	Tomlin Memorial Hospital, Series 1999, 5.500%, 7/01/29
1,280	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AAA	1,277,978
	2007-I, 5.000%, 7/01/38 – AGC Insured

21,430	Total Health Care			20,874,827

	Industrials – 0.5% (0.2% of Total Investments)
310	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	BBB	320,122
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory
	put 12/01/09)

	Long-Term Care – 2.8% (1.9% of Total Investments)
585	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	518,211
	Evergreens Project, Series 2007, 5.625%, 1/01/38
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	239,165
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	6.000%, 6/01/25	6/11 at 102.00	A–	1,034,500
335	5.500%, 6/01/31	6/11 at 102.00	A–	335,536
500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	1/09 at 101.00	BB+	414,875
	Obligated Group, Series 1998, 5.125%, 7/01/25

2,670	Total Long-Term Care			2,542,287

	Tax Obligation/General – 2.7% (1.8% of Total Investments)
1,000	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	AA	1,024,000
	AMBAC Insured
1,350	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27 –	7/11 at 100.00	AAA	1,385,343
	FSA Insured

2,350	Total Tax Obligation/General			2,409,343

	Tax Obligation/Limited – 33.6% (22.4% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	644,082
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,745	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AA	1,834,396
	5.000%, 12/01/18 – MBIA Insured
1,000	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Series	9/15 at 100.00	AAA	1,082,720
	2005A, 5.000%, 9/01/16 – FSA Insured
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	AA	1,185,261
	2004, 5.250%, 1/01/16 – AMBAC Insured
500	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%,	No Opt. Call	Aaa	539,505
	12/15/12 – FSA Insured
620	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa3	664,708
	2007, 5.250%, 12/15/22 – AMBAC Insured
815	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	897,551
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
1,785	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	AA–	1,806,902
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
615	5.500%, 6/15/24	6/12 at 100.00	BBB	582,553
1,200	5.750%, 6/15/34	6/14 at 100.00	BBB	1,106,160
1,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	AA	1,285,800
	2004A, 5.250%, 7/01/15 – MBIA Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
65	5.125%, 6/15/27	6/17 at 100.00	Baa3	59,967
115	5.125%, 6/15/37	6/17 at 100.00	Baa3	99,783
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
615	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA	618,542
1,235	5.000%, 9/01/37	9/17 at 100.00	AA–	1,245,720
525	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AAA	573,531
	Improvement Fund, Series 2005A, 5.000%, 9/01/15 – FSA Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
925	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA	959,493
1,400	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA	1,411,606
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AA	1,086,800
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,000	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	A2	1,026,760
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
350	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	367,080
610	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	634,388
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA	1,445,522
	5.500%, 12/15/16 – MBIA Insured
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	1,340,518
	5.000%, 6/15/19 – FSA Insured
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	1,421,966
	5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
4,315	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA	1,477,672
3,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	819,870
6,000	0.000%, 12/15/34 – FSA Insured	No Opt. Call	AAA	1,458,360
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	AA	1,026,290
	5.000%, 12/15/26 – AMBAC Insured
405	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	A–	372,973
	2006A, 4.500%, 7/01/36 – CIFG Insured
1,500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	A	1,518,570
	Loan Note, Series 1998A, 5.500%, 10/01/18 – RAAI Insured

39,120	Total Tax Obligation/Limited			30,595,049

	Transportation – 17.6% (11.7% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/25 – MBIA Insured	1/15 at 100.00	AA	1,006,500
1,000	5.000%, 1/01/26 – MBIA Insured	1/15 at 100.00	AA	1,003,220
500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	AA	500,250
900	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	706,248
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
50	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AA	58,161
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A	3,066,060
300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – FSA Insured	No Opt. Call	AAA	320,679
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	504,790
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
420	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	440,223
	Bonds, RITES Trust 1516, 9.922%, 8/15/32 – FSA Insured (IF)
5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/08 at 101.00	AA	4,961,050
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
3,435	South Jersey Transportation Authority New Jersey, Transportation System Revenue Bonds, Series	11/09 at 101.00	AA	3,479,312
	1999, 5.125%, 11/01/22 – AMBAC Insured

16,105	Total Transportation			16,046,493

	U.S. Guaranteed – 20.8% (13.8% of Total Investments) (4)
2,400	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A,	6/11 at 100.00	AAA	2,555,616
	5.000%, 6/15/21 (Pre-refunded 6/15/11) – AMBAC Insured
385	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AA (4)	424,201
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
690	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AA (4)	759,697
	2004L, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – MBIA Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
1,200	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2 (4)	1,315,488
1,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2 (4)	1,096,240
520	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2 (4)	570,045
415	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2001C,	7/11 at 101.00	A+ (4)	446,096
	5.000%, 7/01/31 (Pre-refunded 7/01/11) – FGIC Insured
625	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	AA (4)	683,950
	5.000%, 7/01/24 (Pre-refunded 7/01/14) – MBIA Insured
1,350	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A3 (4)	1,488,969
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	551,505
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
130	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	153,001
20	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AA (4)	23,896
905	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	1,030,315
375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AA (4)	412,845
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured
1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,552,650
	5.500%, 10/01/40
2,150	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27	7/11 at 100.00	AAA	2,311,186
	(Pre-refunded 7/01/11) – FSA Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,135	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	2,259,214
1,125	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,255,478

17,425	Total U.S. Guaranteed			18,890,392

	Utilities – 1.5% (1.0% of Total Investments)
625	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	12/08 at 100.00	Baa3	626,844
	Resource Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative
	Minimum Tax)
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	748,875
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12

1,375	Total Utilities			1,375,719

	Water and Sewer – 23.2% (15.5% of Total Investments)
225	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	222,608
	6.000%, 7/01/25
4,635	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	11/08 at 102.00	N/R	4,278,569
	Company, Series 1997B, 5.375%, 5/01/32 – FGIC Insured (Alternative Minimum Tax)
7,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water	8/08 at 102.00	AA	6,619,690
	Company, Series 1998, 5.350%, 2/01/38 – MBIA Insured (Alternative Minimum Tax)
2,775	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/08 at 101.00	AAA	2,792,732
	1998A, 4.500%, 9/01/18
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A,	No Opt. Call	A2	7,227,471
	0.000%, 8/01/23 – MBIA Insured

30,475	Total Water and Sewer			21,141,070

$ 155,330	Total Investments (cost $139,621,894) – 150.3%			136,683,040

	Other Assets Less Liabilities – 2.5%			2,278,321

	Preferred Shares, at Liquidation Value – (52.8)% (5)			(48,000,000)

	Net Assets Applicable to Common Shares – 100%			$90,961,361

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG,
FGIC, MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after the period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.1)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting
Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of July 31, 2008:
	Level 1	Level 2	Level 3	Total

Investments	$ —	$136,683,040	$ —	$136,683,040

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $139,555,134.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 2,059,401
Depreciation	(4,931,495)

Net unrealized appreciation (depreciation) of investments	$(2,872,094)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2008